Leases (Details) - Schedule of Supplemental Combined and Consolidated Balance Sheet Information Related to Leases	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term
Operating Leases	4 years 1 month 28 days	3 years 11 months 23 days
Finance leases	1 year 4 months 17 days	2 years 2 months 1 day
Weighted-average discount rate
Operating Leases	8.50%	8.00%
Finance leases	8.00%	8.80%